Equity-Based Compensation - Information about Stock Option Transactions (Detail) shares in Millions	12 Months Ended
Sep. 29, 2018 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares [Roll Forward]
Outstanding at beginning of year | shares	24
Awards forfeited | shares	(1)
Awards granted | shares	4
Awards exercised | shares	(3)
Outstanding at end of year | shares	24
Exercisable at end of year | shares	14
Weighted Average Exercise Price
Outstanding at beginning of year | $ / shares	$ 76.68
Awards forfeited | $ / shares	107.69
Awards granted | $ / shares	111.48
Awards exercised | $ / shares	58.09
Outstanding at end of year | $ / shares	84.14
Exercisable at end of year | $ / shares	$ 69.06